Portfolio of Investments March 31, 2025
JCE
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
240841640 COMMON STOCKS - 98 .4% 240841640
AUTOMOBILES & COMPONENTS - 1.2%
10,970 (a) Tesla Inc $ 2,842,985
TOTAL AUTOMOBILES & COMPONENTS 2,842,985
BANKS - 4.1%
41,425 Bank of America Corp 1,728,665
26,010 Citigroup Inc 1,846,450
8,870 JPMorgan Chase & Co 2,175,811
35,980 Truist Financial Corp 1,480,577
40,350 Wells Fargo & Co 2,896,727
TOTAL BANKS 10,128,230
CAPITAL GOODS - 5.3%
4,530 Acuity Inc 1,192,976
630 BWX Technologies Inc 62,149
25,790 Flowserve Corp 1,259,584
6,780 General Dynamics Corp 1,848,092
9,190 ITT Inc 1,186,980
3,770 Lockheed Martin Corp 1,684,097
3,780 Northrop Grumman Corp 1,935,398
14,150 Oshkosh Corp 1,331,232
18,220 RTX Corp 2,413,421
TOTAL CAPITAL GOODS 12,913,929
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
11,410 Booz Allen Hamilton Holding Corp 1,193,258
1,760 Cintas Corp 361,733
5,830 Leidos Holdings Inc 786,700
28,390 Rollins Inc 1,533,911
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,875,602
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.1%
56,340 (a),(b) Amazon.com Inc 10,719,248
68,720 (a) Coupang Inc 1,507,030
4,410 Home Depot Inc/The 1,616,221
7,530 TJX Cos Inc/The 917,154
1,910 Williams-Sonoma Inc 301,971
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 15,061,624
CONSUMER DURABLES & APPAREL - 0.6%
6,930 (a) Garmin Ltd 1,504,711
TOTAL CONSUMER DURABLES & APPAREL 1,504,711
CONSUMER SERVICES - 1.6%
155,500 ADT Inc 1,265,770
550 Booking Holdings Inc 2,533,801
310 (a) Chipotle Mexican Grill Inc 15,565
TOTAL CONSUMER SERVICES 3,815,136
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
540 Costco Wholesale Corp 510,721
16,330 Kroger Co/The 1,105,378
36,507 Walmart Inc 3,204,949
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 4,821,048
ENERGY - 2.4%
12,550 Chord Energy Corp 1,414,636
10,190 Exxon Mobil Corp 1,211,897
7,650 Halliburton Co 194,080
38,020 HF Sinclair Corp 1,250,098
29,110 Williams Cos Inc/The 1,739,613
TOTAL ENERGY 5,810,324
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
3,150 Brixmor Property Group Inc 83,633
20,370 Ventas Inc 1,400,641
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,484,274

Portfolio of Investments March 31, 2025
(continued)
JCE

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES - 10.3%
13,000 (a) Berkshire Hathaway Inc, Class B $ 6,923,540
25,090 Charles Schwab Corp/The 1,964,045
8,060 CME Group Inc 2,138,237
11,780 Intercontinental Exchange Inc 2,032,050
79,770 Invesco Ltd 1,210,111
32,790 Janus Henderson Group PLC 1,185,359
7,140 KKR & Co Inc 825,455
1,631 Mastercard Inc, Class A 893,984
4,020 Morningstar Inc 1,205,477
110,630 Rithm Capital Corp 1,266,714
31,250 (a) Robinhood Markets Inc, Class A 1,300,625
23,760 (a) SoFi Technologies Inc 276,329
3,010 State Street Corp 269,485
10,620 Visa Inc, Class A 3,721,885
TOTAL FINANCIAL SERVICES 25,213,296
FOOD, BEVERAGE & TOBACCO - 2.9%
19,800 Bunge Global SA 1,513,116
26,570 (a) Monster Beverage Corp 1,554,877
16,160 PepsiCo Inc 2,423,030
25,220 Tyson Foods Inc, Class A 1,609,288
TOTAL FOOD, BEVERAGE & TOBACCO 7,100,311
HEALTH CARE EQUIPMENT & SERVICES - 5.4%
22,770 (a) Boston Scientific Corp 2,297,038
11,750 Cardinal Health Inc 1,618,798
26,060 (a) Centene Corp 1,582,103
350 Chemed Corp 215,362
14,090 (a) Dexcom Inc 962,206
22,150 (a) Edwards Lifesciences Corp 1,605,432
3,560 (a) IDEXX Laboratories Inc 1,495,022
22,640 Medtronic PLC 2,034,430
710 (a) Molina Healthcare Inc 233,867
2,150 UnitedHealth Group Inc 1,126,062
TOTAL HEALTH CARE EQUIPMENT & SERVICES 13,170,320
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
19,650 Colgate-Palmolive Co 1,841,205
4,530 Procter & Gamble Co/The 772,003
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,613,208
INSURANCE - 1.5%
910 Allstate Corp/The 188,434
3,360 Erie Indemnity Co, Class A 1,408,008
8,870 Marsh & McLennan Cos Inc 2,164,546
TOTAL INSURANCE 3,760,988
MATERIALS - 1.2%
13,470 CRH PLC 1,184,956
6,810 Ecolab Inc 1,726,471
TOTAL MATERIALS 2,911,427
MEDIA & ENTERTAINMENT - 10.2%
29,630 Alphabet Inc, Class A 4,581,983
34,900 (b) Alphabet Inc, Class C 5,452,427
13,440 Meta Platforms Inc 7,746,279
4,200 (a) Netflix Inc 3,916,626
37,010 (a) Pinterest Inc, Class A 1,147,310
21,600 Walt Disney Co/The 2,131,920
TOTAL MEDIA & ENTERTAINMENT 24,976,545
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
1,520 AbbVie Inc 318,470
11,710 Agilent Technologies Inc 1,369,836
9,500 (a) Biogen Inc 1,299,980
20,700 (a) BioMarin Pharmaceutical Inc 1,463,283
9,820 Danaher Corp 2,013,100

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
4,530 Eli Lilly & Co $ 3,741,372
17,560 Gilead Sciences Inc 1,967,598
3,249 Johnson & Johnson 538,814
28,521 Merck & Co Inc 2,560,045
9,830 Zoetis Inc 1,618,510
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 16,891,008
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
4,870 (a) Jones Lang LaSalle Inc 1,207,322
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,207,322
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.7%
19,060 Broadcom Inc 3,191,216
2,710 KLA Corp 1,842,258
24,330 Lam Research Corp 1,768,791
710 Marvell Technology Inc 43,715
136,840 NVIDIA Corp 14,830,719
14,150 QUALCOMM Inc 2,173,581
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 23,850,280
SOFTWARE & SERVICES - 11.4%
5,430 (a) Adobe Inc 2,082,568
5,360 (a) Atlassian Corp, Class A 1,137,446
1,650 (a) Autodesk Inc 431,970
16,620 Dolby Laboratories Inc, Class A 1,334,752
20 (a) Fair Isaac Corp 36,883
280 Intuit Inc 171,917
41,995 Microsoft Corp 15,764,503
9,311 Salesforce Inc 2,498,700
2,510 (a) ServiceNow Inc 1,998,312
6,500 (a) Twilio Inc, Class A 636,415
2,230 (a) VeriSign Inc 566,130
18,000 (a) Zoom Communications Inc 1,327,860
TOTAL SOFTWARE & SERVICES 27,987,456
TECHNOLOGY HARDWARE & EQUIPMENT - 9.3%
83,998 (b) Apple Inc 18,658,476
17,490 (a) Arista Networks Inc 1,355,125
43,460 Cisco Systems Inc 2,681,916
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 22,695,517
TRANSPORTATION - 0.5%
27,590 Knight-Swift Transportation Holdings Inc 1,199,889
TOTAL TRANSPORTATION 1,199,889
UTILITIES - 2.0%
16,130 Duke Energy Corp 1,967,376
41,290 Exelon Corp 1,902,643
6,040 NextEra Energy Inc 428,176
7,700 Southern Co/The 708,015
TOTAL UTILITIES 5,006,210
TOTAL COMMON STOCKS
(Cost $180,858,452) 240,841,640
SHARES DESCRIPTION VALUE
3,405,114 EXCHANGE-TRADED FUNDS - 1 .4% 3,405,114
6,060 iShares Core S&P 500 ETF 3,405,114
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,891,578) 3,405,114
TOTAL LONG-TERM INVESTMENTS
(Cost $183,750,030) 244,246,754

Portfolio of Investments March 31, 2025
(continued)
JCE

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.3%
5,615,937 REPURCHASE AGREEMENTS - 2 .3% 5,615,937
$ 5,615,937 (c) Fixed Income Clearing Corporation 1 .360% 04/01/25 $ 5,615,937
TOTAL REPURCHASE AGREEMENTS
(Cost $5,615,937) 5,615,937
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,615,937) 5,615,937
TOTAL INVESTMENTS - 102 .1%
(Cost $ 189,365,967 ) 249,862,691
OTHER ASSETS & LIABILITIES, NET -  (2.1)% (5,143,778)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 244,718,913
ETF Exchange-Traded Fund
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) Agreement with Fixed Income Clearing Corporation, 1.360% dated 3/31/25 to be repurchased at $5,616,149 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 2/15/33, valued at $5,728,443.
Options Written
Type Description (a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call S&P 500 Index (10) $ (5,900,000) $ 5,900 4/17/25 $ (5,050)
Call S&P 500 Index (85) (50,575,000) 5,950 4/17/25 (19,550)
Call S&P 500 Index (60) (36,600,000) 6,100 4/30/25 (8,100)
Call S&P 500 Index (20) (11,900,000) 5,950 5/16/25 (38,300)
Call S&P 500 Index (25) (15,250,000) 6,100 5/16/25 (12,250)
Total Options Written (premiums received $272,202) (200) $(120,225,000) $(83,250)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

JCE
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 240,841,640 $ – $ – $ 240,841,640
Exchange-Traded Funds 3,405,114 – – 3,405,114
Short-Term Investments:
Repurchase Agreements – 5,615,937 – 5,615,937
Investments in Derivatives:
Options Written (83,250) – – (83,250)
Total $ 244,163,504 $ 5,615,937 $ – $ 249,779,441